UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02898_

The Value Line U.S. Government Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.  10017
(Address of principal executive offices) (Zip Code)

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item I.  Schedule of Investments

A copy of Schedule of Investments for the period ended 3/31/10 is included with this Form.

The Value Line US Government Money Market Fund

Schedule of Investments (unaudited)	March 31, 2010

Principal Amount		Yield†	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (77.8%)

$10,000,000	American Express Bank FSB, FDIC Guaranteed (1)	1.23%	12/9/11	$10,123,778
5,000,000	Citigroup Funding, Inc., FDIC Guaranteed (2)	0.58	4/30/12	5,037,519
10,000,000	Federal Farm Credit Bank (1)	0.35	11/5/10	10,000,789
15,000,000	Federal Farm Credit Bank (1)	0.29	1/28/11	15,000,000
3,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.07	4/19/10	2,999,820
5,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.14	5/17/10	4,999,170
10,000,000	Federal National Mortgage Association Discount Notes	0.14	5/11/10	9,998,667
2,000,000	Federal National Mortgage Association Discount Notes	0.17	6/23/10	1,999,032
2,500,000	Federal National Mortgage Association Discount Notes	0.15	7/7/10	2,498,855
2,000,000	Federal National Mortgage Association Discount Notes	0.17	7/19/10	1,998,789
10,000,000	Federal National Mortgage Association Discount Notes	0.19	8/2/10	9,984,283
1,500,000	Federal National Mortgage Association Discount Notes	0.34	12/1/10	1,495,730
1,200,000	Federal National Mortgage Association Discount Notes	0.32	12/6/10	1,197,427
1,900,000	Federal National Mortgage Association Discount Notes	0.33	12/20/10	1,895,558
6,000,000	Federal National Mortgage Association Discount Notes	0.33	12/20/10	5,982,905
5,000,000	General Electric Capital Corp., FDIC Guaranteed (2)	0.55	6/8/12	5,038,724
10,000,000	Goldman Sachs Group, Inc. (The) (2)	0.50	11/9/11	10,050,973
100,100,000	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $100,302,019)			100,302,019
CERTIFICATES OF DEPOSIT (9.1%)

240,000	Ally Bank	0.90	8/27/10	240,000
240,000	American Express Centurion Bank	0.25	6/24/10	240,000
240,000	Bank Of America	0.35	6/24/10	240,000
240,000	Beal Bank	0.20	9/1/10	240,000
240,000	Firstbank Of PR	0.30	7/6/10	240,000
240,000	FirstMerit Bank	0.30	9/9/10	240,000
10,000,000	Morgan Stanley (2)	0.53	2/10/12	10,060,423
240,000	Westernbank P R	0.20	5/17/10	240,000
11,680,000	TOTAL CERTIFICATES OF DEPOSIT (Amortized Cost $11,740,423)			11,740,423
COMMERCIAL PAPER (7.0%)

2,000,000	Arkansas Electric Cooperative	0.17	4/19/10	1,999,830
500,000	Carnival Corp.	0.35	6/10/10	499,660
1,000,000	Coca-Cola Co.	0.20	6/25/10	999,528
1,500,000	Johnson & Johnson	0.22	7/26/10	1,498,936
2,000,000	Moodys Corp.	0.16	4/16/10	1,999,867
2,000,000	Sumitomo Corp. Of America	0.35	7/26/10	1,997,744
9,000,000	TOTAL COMMERCIAL PAPER (Amortized Cost $8,995,565)			8,995,565

	TOTAL INVESTMENT SECURITIES (3) (93.9%) (Cost $121,038,007)			121,038,007

REPURCHASE AGREEMENT (4) (6.6%)

8,500,000	With Morgan Stanley, 0.00%, dated 03/31/10, due 04/01/10, delivery value $8,500,000 (collateralized by $8,650,000 U.S. Treasury Notes 2.3750%, due 08/31/14, with a value of $8,690,282)			8,500,000
8,500,000	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $8,500,000)			8,500,000
	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.5%)			(654,729)
	NET ASSETS (100.0%)			$128,883,278
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($128,883,278 ÷ 128,914,682 shares outstanding)			$1.00

1

The Value Line US Government Money Market Fund

Schedule of Investments (unaudited)

†	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(1)	Rate at March 31, 2010. Floating rate changes monthly.
(2)	Rate at March 31, 2010. Floating rate changes quarterly.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

2

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$100,302,019	$0	$100,302,019
Commercial Paper	0	8,995,565		8,995,565
Certificates of Deposit	0	11,740,423	0	11,740,423
Short Term Investments	0	8,500,000	0	8,500,000

Total Investments in Securities	$0	$129,538,007	$0	$129,538,007

For the period ended March 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2010